Loss Per Share (Details) - Schedule of Redeemable Non-Controlling Interest - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss	$ (5,827,309)	$ (7,366,487)
Less: accretion to redemption value of redeemable non-controlling interests	1,986,936	539,610
foreign currency effect on redemption value of redeemable non-controlling interests	(1,323,203)	314,052
net (loss) income attributable to non-controlling interests	(1,118,160)	221,835
Net loss attributable to ordinary shareholders	$ (5,372,882)	$ (8,441,984)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	25,361,550	24,528,000
Loss per share – basic (in Dollars per share)	$ (0.21)	$ (0.34)